ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
NOTE 9—ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive (loss) income and items reclassified out of accumulated other comprehensive loss into earnings.

	Year Ended December 31, 2020
	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain on Available-For-Sale Security	Accumulated Other Comprehensive (Loss) Income

	(In thousands)
Balance at January 1	$(136,349)	$—	$(136,349)
Other comprehensive income (loss) before reclassifications	40,655	(1)	40,654
Amounts reclassified into earnings	(168)	—	(168)
Net current period other comprehensive income (loss)	40,487	(1)	40,486
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	628	—	628
Separation of IAC	13,780	1	13,781
Balance at December 31	$(81,454)	$—	$(81,454)

	Year Ended December 31, 2019
	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Available-For-Sale Security	Accumulated Other Comprehensive (Loss) Income

	(In thousands)
Balance at January 1	$(128,726)	$4	$(128,722)
Other comprehensive loss	(7,938)	(4)	(7,942)
Net period other comprehensive loss	(7,938)	(4)	(7,942)
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	315	—	315
Balance at December 31	$(136,349)	$—	$(136,349)

	Year Ended December 31, 2018
	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Available-For-Sale Security	Accumulated Other Comprehensive (Loss) Income

	(In thousands)
Balance at January 1	$(103,568)	$—	$(103,568)
Other comprehensive (loss) income before reclassifications	(25,230)	4	(25,226)
Amounts reclassified into earnings	(52)	—	(52)
Net period other comprehensive (loss) income	(25,282)	4	(25,278)
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	124	—	124
Balance at December 31	$(128,726)	$4	$(128,722)
At December 31, 2020, 2019 and 2018, there was no tax benefit or provision on the accumulated other comprehensive loss.